Loans and borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period	R$ 23,517,000	R$ 25,456,030
Borrowing	3,836,487	3,392,613
Amortization	(6,889,940)	(3,984,422)
Interest paid	(1,679,825)	(1,518,301)
Interest accrued	2,458,631	1,652,412
Exchange rate variation	(1,146,805)	(1,481,332)
Loan and financing end of period	20,095,548	23,517,000
Current portion of non-current borrowings	2,451,838	3,879,874	R$ 3,203,068
Non-current portion of non-current borrowings	17,643,710	19,637,126	R$ 22,252,962
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period	10,967,819	9,112,478
Reclassification	(2,019,866)
Borrowing	840,195	2,773,833
Amortization	(1,507,590)	(983,385)
Interest paid	(804,982)	(638,627)
Interest accrued	1,526,587	845,799
Exchange rate variation		(142,279)
Loan and financing end of period	R$ 9,002,163	R$ 10,967,819
Local Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / CDI	Fixed / CDI
Rate	12.28% (10.72% on 12.31.22)	10.72%
Maturity	0.65	0.6
Loan and financing beginning of period	R$ 409,186	R$ 406,962
Reclassification
Borrowing	740,000	386,844
Amortization	(390,582)	(392,684)
Interest paid	(37,352)	(18,473)
Interest accrued	56,276	26,902
Exchange rate variation		(365)
Loan and financing end of period	R$ 777,528	R$ 409,186
Local Currency [Member] | Certificate Of Agribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	IPCA	IPCA
Rate	10.86% (11.80% on 12.31.22)	11.80%
Maturity		1.0
Loan and financing beginning of period	R$ 999,646	R$ 967,948
Borrowing		(242)
Amortization	(1,018,131)
Interest paid	(91,121)	(86,620)
Interest accrued	109,606	118,560
Loan and financing end of period		R$ 999,646
Local Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	CDI	Fixed / CDI
Rate	13.26% (9.05% on 12.31.22)	9.05%
Maturity	3.67	5.3
Loan and financing beginning of period	R$ 3,613,555	R$ 3,516,273
Reclassification	(2,019,866)
Borrowing		637,000
Amortization		(415,706)
Interest paid	(234,038)	(272,642)
Interest accrued	223,946	290,544
Exchange rate variation		(141,914)
Loan and financing end of period	R$ 1,583,597	R$ 3,613,555
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	CDI / IPCA	CDI / IPCA
Rate	10.94% (12.09% on 12.31.22)	12.09%
Maturity	5.75	8.5
Loan and financing beginning of period	R$ 5,940,146	R$ 4,210,015
Borrowing		1,649,905
Amortization		(70,000)
Interest paid	(441,639)	(258,593)
Interest accrued	1,135,927	408,819
Loan and financing end of period	R$ 6,634,434	R$ 5,940,146
Local Currency [Member] | Fiscal Incentives [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed	Fixed
Rate	2.40% (2.40% on 12.31.22)	2.40%
Maturity
Loan and financing beginning of period	R$ 5,286	R$ 3,601
Borrowing	100,195	100,326
Amortization	(98,877)	(98,667)
Interest paid	(832)	(827)
Interest accrued	832	853
Loan and financing end of period	6,604	R$ 5,286
Local Currency [Member] | Development Bank Credit Lines [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		TJLP / TLP/ IPCA / FINAME
Rate		(3.12% on 12.31.21)
Maturity
Loan and financing beginning of period		R$ 7,679
Amortization		(6,328)
Interest paid		(1,472)
Interest accrued		121
Loan and financing end of period
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period	12,549,181	16,343,552
Reclassification	2,019,866
Borrowing	2,996,292	618,780
Amortization	(5,382,350)	(3,001,037)
Interest paid	(874,843)	(879,674)
Interest accrued	932,044	806,613
Exchange rate variation	(1,146,805)	(1,339,053)
Loan and financing end of period	R$ 11,093,385	R$ 12,549,181
Foreign Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / EIBOR3M + 1,8% FX TRY, AED and USD	Fixed / FX TRY and USD
Rate	13.13% (16.83% on 12.31.22)	16.83% (13.35% on 12.31.21)
Maturity	1.84	0.7
Loan and financing beginning of period	R$ 514,004	R$ 485,052
Borrowing	1,683,112	618,780
Amortization	(1,020,713)	(412,058)
Interest paid	(107,636)	(78,844)
Interest accrued	122,454	74,581
Exchange rate variation	(252,469)	(173,507)
Loan and financing end of period	R$ 938,752	R$ 514,004
Foreign Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed /SOFR / FX USD	Fixed / LIBOR / FX USD
Rate	5.49% (7.10% on 12.31.22)	7.10% (3.43% on 12.31.21)
Maturity	3.23	0.2
Loan and financing beginning of period	R$ 132,887	R$ 311,385
Reclassification	2,019,866
Borrowing	1,006,496
Amortization	(534,993)	(170,051)
Interest paid	(156,178)	(7,119)
Interest accrued	126,784	7,609
Exchange rate variation	(158,211)	(8,937)
Loan and financing end of period	R$ 2,436,651	R$ 132,887
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / FX USD	Fixed / FX USD and EUR
Rate	5.15% (4.91% on 12.31.22)	4.91%
Maturity	14.30	11.0
Loan and financing beginning of period	R$ 11,902,290	R$ 15,544,012
Reclassification
Borrowing
Amortization	(3,672,960)	(2,416,162)
Interest paid	(606,725)	(793,711)
Interest accrued	663,684	724,476
Exchange rate variation	(726,727)	(1,156,325)
Loan and financing end of period	R$ 7,559,562	R$ 11,902,290
Foreign Currency [Member] | Advances For Foreign Exchange Rate Contracts [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / FX USD	Fixed / FX USD
Rate	7.10% (0.00% on 12.31.22)
Maturity	0.23
Loan and financing beginning of period		R$ 3,103
Borrowing	306,684
Amortization	(153,684)	(2,766)
Interest paid	(4,304)
Interest accrued	19,122	(53)
Exchange rate variation	(9,398)	(284)
Loan and financing end of period	R$ 158,420